Putnam
Diversified
Income
Trust II

SEMIANNUAL REPORT
September 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]





Fund highlights

* "Through careful research and in-depth analysis of bond market dynamics at home and abroad, we believed the best opportunities were in both mortgage-backed securities and U.S. high-yield bonds and set our allocations accordingly. Both sectors proved to be outstanding performers for the fund."

                                 --  Kenneth J. Taubes, manager
                                     Putnam Diversified Income Trust II


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

34 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Diversified Income Trust II reached the midpoint of fiscal 1998 with gratifyingly positive results derived from its globally diverse portfolio of fixed-income securities. The fund's carefully selected high-yield bonds led the charge during the period, but the protective role of the fund's more conservative sectors should not be overlooked. It is this diversification across a broad band of the risk/return spectrum that gives your fund's investment strategy much of its appeal.

Your fund's management team, with expertise as varied as the securities in which the fund invests, closely monitors the world's fixed-income markets, continually fine-tuning the portfolio and seeking attractive investment opportunities. In the following report, your fund's managers review performance so far in this fiscal year and discuss prospects for the remaining half.

Respectfully yours,

/S/George Putnam
George Putnam
Chairman of the Trustees
November 19, 1997



Report from the Fund Managers
Jennifer E. Leichter
Kenneth J. Taubes
Michael Martino
D. William Kohli
Gail A. Attridge

The same positive trends that boosted Putnam Diversified Income Trust II's performance in fiscal 1997 continued to influence results in the first half of fiscal 1998. Due in large part to its emphasis on high-yield securities, your fund delivered solid results for the six months ended September 30, 1997. Taking full advantage of the fund's ability to diversify across the fixed-income universe, we focused on what we believed were the most promising areas of the market. The fund's relatively large position in U.S. mortgage-backed securities and an increasing emphasis on emerging markets in the international sector proved especially beneficial. For complete performance information, refer to the summary that begins on page 9.

When the semiannual period began in April, U.S. bond market investors were reacting -- and in some cases overreacting -- to the Federal Reserve Board's March decision to raise short-term interest rates by a quarter of a percentage point. Although this much-anticipated move was designed to keep inflation in check, investor fears of an overheating economy caused most bonds to suffer price declines. Since that time, however, the Fed has left rates unchanged amid signs of moderate economic growth and few indications of inflationary pressures. While some of our portfolio positioning strategies remained unchanged during the period, other shifts were made to take advantage of this market environment.

* MORTGAGE-BACKED SECURITIES CONTINUE TO DELIVER

Since your fund's inception, mortgage-backed securities have been a major contributor to performance. In our first full report to shareholders, we discussed our focus on these securities, which began to outperform U.S. Treasury securities in early 1996. As their strong performance continued, we maintained the fund's overweight position in this sector. Throughout the period, mortgage-backed securities continued to provide higher yields than other sectors of the U.S. investment-grade market, and were subject to reduced prepayment risk because of the relatively steady interest rate environment. Prepayment risk, which reduces the appreciation potential of mortgage-backed securities, is greater during periods of declining interest rates, when homeowners pay off their mortgages ahead of schedule to refinance. The fund's mortgage-backed holdings made a positive contribution to returns and represented approximately 12% of the portfolio's net assets at the fiscal year's midpoint.

A notable change during the period was our decision to extend duration to take advantage of price appreciation potential in the fund's investment-grade holdings. An important tool for investment professionals, duration is managed by changing the portfolio's mix of securities. Expressed in years, duration measures a portfolio's sensitivity to changes in interest rates. While a longer duration may allow the fund to take advantage of price appreciation, it may dampen performance during periods of rising rates. Our duration strategy proved effective, especially because of the favorable interest-rate environment during the period.

* HIGH-YIELD CORPORATE BONDS: STARS OF SHOW

Non-investment-grade corporate bonds, along with emerging markets securities, were the undisputed stars of the fixed-income market -- and your fund's portfolio -- during the period. Continuing a trend that began in 1996, these below-investment-grade securities delivered strong returns, despite a brief downturn in March. The March decline was in response to the Fed's interest-rate action and remarks by Chairman Alan Greenspan that the benign economic environment appeared to be temporary. Interestingly, among the hardest-hit high-yield sectors during this period were those that contributed most to the fund's returns over the longer term. Our decision to stay the course by maintaining a relatively large position in these industries -- and, in fact, adding to many of them -- proved profitable.

[GRAPHIC OMITTED: horizontal bar chart TOP 5 COUNTRY ALLOCATIONS]

TOP 5 COUNTRY ALLOCATIONS* (INTERNATIONAL SECTOR)

Germany                              4.8%

United Kingdom                       4.5%

Mexico                               3.4%

Brazil                               2.6%

Canada                               2.2%

Footnote reads:
*Based on net assets as of 9/30/97. Holdings will vary over time.

This list of stellar high-yield holdings is similar to that of a year ago, as broadcasting, cable, radio, and long-distance telephone companies continue to reap the rewards of deregulation. The Telecommunications Act of 1996 loosened restrictions on these industries, allowing single companies to offer services in more than one of these businesses and to own stations in more than one market.

Once again, among the period's strongest performers were the bonds of competitive local exchange carriers, or CLECs -- smaller telephone companies that compete with the large telephone providers, such as the Bell operating companies, within local markets. One example is WinStar Communications, Inc., which recently received authorization to provide service in Hawaii, its 28th service area. WinStar now services 46 of the largest U.S. markets.

Just after the close of the period, CLEC bonds were given another boost when WorldCom announced plans to purchase Brooks Fiber, another of your fund's holdings. Merger and acquisition activity bodes well for high-yield corporate bonds, since it often leads to credit upgrades. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Broadcasting is another industry basking in the glow of the telecommunications act. Jacor Communications, a holding that was increased during the period, made a significant contribution to the portfolio and has taken advantage of the deregulation, which allows ownership of multiple stations. Jacor owns and operates 95 radio stations in 21 broadcast areas in the United States.

[GRAPHIC OMITTED: TOP 3 HOLDINGS PER SECTOR]

TOP 3 HOLDINGS PER SECTOR*

HIGH-YIELD BONDS
Transamerican Energy 144A senior discount notes, 2002 (zero coupon) NEXTEL Communications, Inc.
Cencall Communications Corp.

FOREIGN BONDS
Federal Republic of Germany bonds, Series 97 6s 2007
United Kingdom Treasury bonds 7 1/2s, 2006
United Mexican States securities, Series B 6 1/4s, 2019

U.S. GOVERNMENT OBLIGATIONS
U.S. Treaury bonds, 6 5/8s, 2/15/27
Government National Mortgage Association , 7 1/2s, with due dates from
  10/15/22 to 8/15/27
Federal National Mortgage Association, 7 1/2s, with due dates from
  1/1/27 to 6/1/27

Footnote reads:
These holdings represent 20.1% of the fund's net assets as of 9/30/97. Portfolio holdings will vary over time.

Two other broadcasting companies that have consistently boosted the fund's performance are SFX Broadcasting, Inc. and Chancellor Broadcasting Company. At the close of the period, other promising high-yield sectors included paper and energy, satellite communications, and foreign cellular telephone services.

* FOCUS ON EMERGING MARKETS BOOSTS INTERNATIONAL HOLDINGS

Perhaps the most significant change to the fund's international bond holdings was a shift of approximately 10% of net assets into emerging markets such as Latin America and Eastern Europe. This move had a positive impact on performance as these higher-yielding markets outperformed the more developed markets during the period.

One example of a strong emerging market is Argentina, which has fully recovered from the Mexican currency devaluation in 1994 and 1995 and has established an environment of stable growth and low inflation. In fact, according to The Wall Street Journal, Argentine government bonds now trade nearly 30% higher than they did before the peso crisis began.

In Russia, the combination of aggressive political and economic reforms and a booming stock market has contributed to a strong bond market.

Other positives among the fund's international holdings were the positions in the United Kingdom, Canada, and Australia. At the close of the period, the U.K. market was a top performer among core European markets. The strength of this market is attributed to the perception that the Bank of England has nearly finished tightening monetary policy and the expectation that the United Kingdom will join Europe's Economic and Monetary Union.

* OUTLOOK: HIGH-YIELD FOCUS EXPECTED TO CONTINUE

At the close of the period, we remained optimistic about the future strength of the corporate high-yield market. Merger and acquisition activity is expected to continue, along with improved corporate earnings and cash flows, which enable companies to pare down debt and pave the way for upgrades by rating agencies. High-yield bonds should also remain a focus among our international holdings, since we expect that emerging markets will continue to benefit from moderate growth and low inflation. Among the fund's U.S. investment-grade holdings, we will continue our focus on mortgage-backed securities while carefully monitoring market conditions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/97, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing does not insure principal, which will fluctuate, it does guarantee the fund's government backed holdings will make timely payments of interest and principal. Mortgage-backed securities may be subject to prepayment risk. Foreign investments are subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. The lower credit ratings of high-yield corporate and municipal bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect the fund's ability to pay principal and interest on the bonds.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Diversified Income Trust II is designed for investors seeking high current income consistent with capital preservation through U.S. government, investment grade, high-yield, and international fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 9/30/97
                                Class A         Class B         Class M
(inception date)               (2/26/96)       (2/26/96)       (2/26/96)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     9.19%   3.96%   8.79%   3.79%   9.06%   5.52%
------------------------------------------------------------------------------
1 year                      11.47    6.22   10.63    5.63   11.19    7.52
------------------------------------------------------------------------------
Life of fund                16.10   10.64   14.71   10.71   15.65   11.83
Annual average               9.84    6.57    9.01    6.61    9.58    7.29
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/97

                                    Salomon Bros.
                      Lehman Bros.     Non-U.S.    First Boston    Consumer
                       Aggregate     World Govt.    High Yield      Price
                      Bond Index     Bond Index       Index         Index
------------------------------------------------------------------------------
6 months                 7.12%          4.34%          9.23%         0.75%
-------------------------------------------------------------------------------
1 year                   9.71           2.41          15.72          2.15
-------------------------------------------------------------------------------
Life of fund            11.60           5.48          21.63          4.07
Annual average           7.17           3.42          13.15          2.55
-------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%. Performance data reflect an expense limitation currently in effect. Without the expense limitation, total returns would have been lower.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 9/30/97

                              Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)           6               6               6
------------------------------------------------------------------------------
Income                       $0.313936      $0.281777        $0.303171
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long term                           --             --               --
------------------------------------------------------------------------------
Short term                          --             --               --
------------------------------------------------------------------------------
  Total                      $0.313936      $0.281777        $0.303171
------------------------------------------------------------------------------
Share value:                NAV     POP         NAV         NAV     POP
------------------------------------------------------------------------------
3/31/97                   $8.34   $8.76       $8.34       $8.34   $8.62
------------------------------------------------------------------------------
9/30/97                    8.78    9.22        8.78        8.78    9.07
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1     6.80%   6.47%       6.06%       6.55%   6.34%
------------------------------------------------------------------------------
Current 30-day SEC yield2  6.63    6.31        5.91        6.37    6.16
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines. Yields do not reflect the expense limitation.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Salomon Brothers Non-U.S. World Government Bond Index* is a market capitalization-weighted benchmark that tracks the performance of the government bond markets tracked by the Salomon Brothers World Government Bond Index, excluding the United States.

First Boston High Yield Index* is an unmanaged index of lower-rated, higher-yielding U.S. corporate bonds. It includes over 180 issues with an average maturity range of 7 to 10 years.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Portfolio of investments owned
September 30, 1997 (Unaudited)


CORPORATE BONDS AND NOTES (45.8%) *
PRINCIPAL AMOUNT                                                                                   VALUE

Advertising (0.6%)
------------------------------------------------------------------------------------------------------------
        $25,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                            $       27,375
        250,000  Katz Media Corp. company guaranty Ser. B,
                   10 1/2s, 2007                                                                     268,125
         80,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                    84,200
        200,000  Lamar Advertising Co. 144A sr. sub. notes 8 5/8s, 2007                              199,500
         40,000  Outdoor Communications Inc. sr. sub. notes 9 1/4s, 2007                              39,750
        100,000  Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                                 107,000
                                                                                              --------------
                                                                                                     725,950

Aerospace and Defense (1.1%)
------------------------------------------------------------------------------------------------------------
        450,000  Alliant Techsystems, Inc. sr. sub. notes 11 3/4s, 2003                              498,375
         50,000  Howmet Corp. sr. sub. notes 10s, 2003                                                54,500
         65,000  L-3 Communications Corp. 144A sr. sub. notes
                   10 3/8s, 2007                                                                      69,875
         40,000  Raytheon Co bonds 7.2s, 2027                                                         39,925
        260,000  Raytheon Co notes 6.45s, 2002                                                       259,743
        400,000  Sequa Corp. sr. sub. notes 9 3/8s, 2003                                             415,000
         70,000  Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                             71,750
                                                                                              --------------
                                                                                                   1,409,168

Agriculture (0.7%)
------------------------------------------------------------------------------------------------------------
        250,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                              260,000
        450,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon
                   Ser. B, zero % (11 1/2s, 9/1/00), 2005 ++                                         348,750
        263,597  Premium Standard Farms, Inc. sr. secd. notes
                   11s, 2003 [2 DBL. DAGGERS]
289,957
                                                                                              --------------
                                                                                                     898,707

Apparel (0.2%)
------------------------------------------------------------------------------------------------------------
         30,000  GFSI, Inc. sr. sub. notes Ser. B, 9 5/8s, 2007                                       30,750
        130,000  Sassco Fashions Ltd. sr. notes 12 3/4s, 2004                                        137,800
         65,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                     69,225
                                                                                              --------------
                                                                                                     237,775

Automotive Parts (0.6%)
------------------------------------------------------------------------------------------------------------
         30,000  A.P.S. Inc. company guaranty 11 7/8s, 2006                                           27,900
        299,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                               333,385
        200,000  Cambridge Industries Inc. 144A sr. sub. notes
                   10 1/4s, 2007                                                                     209,000
        120,000  Harvard Industries Inc. sr. notes 11 1/8s, 2005
                   (In default) +                                                                     45,600
         60,000  Hayes Wheels International, Inc. 144A sr. sub. notes
                   9 1/8s, 2007                                                                       61,800
         90,000  Lear Corp. sub. notes 9 1/2s, 2006                                                   98,550
                                                                                              --------------
                                                                                                     776,235

Banks (1.5%)
------------------------------------------------------------------------------------------------------------
         40,000  Advanta National Bank sr. notes 7.02s, 2001                                          39,540
         65,000  Albank Capital Trust 144A company guaranty
                   9.27s, 2027                                                                        68,569
        120,000  Banponce Financial Corp. med. term note 7 1/8s, 2002                                123,041
        170,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                171,700
         80,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                         81,000
         45,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                               48,623
        110,000  Espirto Santo Centrais 144A sr. notes
                   10s, 2007 (Luxembourg)                                                            110,000
        250,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                              275,000
         25,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                                26,000
         60,000  First Union Corp. sub. notes 7s, 2006                                                60,854
         45,000  Greenpoint Capital Trust I 144A company
                   guaranty 9.1s, 2027                                                                47,475
         95,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                                   92,531
        200,000  Pioneer Americas Acquisition 144A sr. notes
                   9 1/4s, 2007                                                                      199,000
        165,000  Polytama International notes 11 1/4s, 2007                                          160,463
         60,000  Provident Capital Trust company guaranty 8.6s, 2026                                  60,980
         40,000  Riggs Capital Trust 144A bonds 8 5/8s                                                41,070
        105,000  Societe Generale 144A notes 7.85s, 2049 (France)                                    109,652
         60,000  Sovereign Capital Trust 144A company guaranty
                   9s, 2027                                                                           62,810
        105,000  Sparbanken Sverige AB (Swedbank) 144A sub.
                   7 1/2s, 2006 (Sweden)                                                             108,120
         50,000  State Development Bank of China notes
                   7 3/8s, 2007 (China)                                                               50,536
         50,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                       54,266
                                                                                              --------------
                                                                                                   1,991,230

Basic Industrial Products (0.3%)
------------------------------------------------------------------------------------------------------------
         35,000  Astor Corp. 144A sr. sub. notes 10 1/2s, 2006                                        37,100
        275,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                              299,750
         30,000  Roller Bearing Co. 144A sr. sub. notes 9 5/8s, 2007                                  30,675
                                                                                              --------------
                                                                                                     367,525

Broadcasting (2.7%)
------------------------------------------------------------------------------------------------------------
        120,000  Acme Television/Finance 144A sr. disc. notes stepped-
                   coupon zero % (10 7/8s, 9/30/00), 2004 ++                                          87,900
        200,000  Affinity Group sr. sub. notes 11 1/2s, 2003                                         214,500
        140,000  Affinity Group Holdings sr. notes 11s, 2007                                         150,150
         60,000  Azteca Holdings 144A sr. notes 11s, 2002                                             63,150
        400,000  Benedek Communications Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/4s, 5/15/01), 2006 ++                                         282,000
        215,000  Capstar Broadcasting sr. disc. notes stepped-coupon
                   zero % (12 3/4s, 2/1/02), 2009 ++                                                 147,275
         95,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                     97,375
         55,000  Central European Media Enterprises Ltd. sr. notes
                   9 3/8s, 2004                                                                       55,138
         90,000  Citadel Broadcasting Inc. 144A sr. sub. notes
                   10 1/4s, 2007                                                                      96,750
        175,000  Commodore Media, Inc. sr. sub. notes stepped-
                   coupon 7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                         192,500
        310,000  Fox/Liberty Networks LLC 144A sr. notes
                   8 7/8s, 2007                                                                      311,938
        250,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                              246,250
         40,000  Jacor Communications, Inc. company guaranty
                   9 3/4s, 2006                                                                       42,800
        250,000  Jacor Communications, Inc. sr. sub. notes 10 1/8s, 2006                             271,250
         50,000  Pegasus Media & Communications notes Ser. B,
                   12 1/2s, 2005                                                                      55,875
        200,000  Petracom Holdings, Inc. notes stepped-coupon
                   zero % (17 1/2s, 8/1/98), 2003 ++                                                 192,000
        125,000  Radio One Inc. 144A sr. sub. notes stepped-coupon
                   7s, (12s, 5/1/00), 2004 ++                                                        120,000
        235,000  SFX Broadcasting, Inc. sr. sub. notes Ser. B,
                   10 3/4s, 2006                                                                     256,150
        250,000  Sinclair Broadcast Group, Inc. 144A sr. sub.
                   notes 9s, 2007                                                                    248,750
        250,000  Turner Broadcasting Systems, Inc. sr. notes
                   8 3/8s, 2013                                                                      270,320
         35,000  TV Azteca Sa De Cv sr. notes Ser. B,
                   10 1/2s, 2007 (Mexico)                                                             37,275
                                                                                              --------------
                                                                                                   3,439,346

Building and Construction (0.4%)
------------------------------------------------------------------------------------------------------------
         35,000  Cia Latino Americana 144A company guaranty
                   11 5/8s, 2004 (Argentina)                                                          37,013
        200,000  GS Superhighway Holdings 144A sr. notes
                   10 1/4s, 2007                                                                     200,500
        266,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                         305,900
                                                                                              --------------
                                                                                                     543,413

Building Products (0.7%)
------------------------------------------------------------------------------------------------------------
         25,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                              25,938
        145,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                        175,088
        160,000  Consumers International 144A sr. notes 10 1/4s, 2005                                174,400
         90,000  Presley Cos. sr. notes 12 1/2s, 2001                                                 85,500
        300,000  Southdown, Inc. sr. sub. notes Ser. B, 10s, 2006                                    333,000
        100,000  Waxman Industries Inc. sr. notes stepped-coupon
                   Ser. B, zero % (12 3/4s, 6/1/99), 2004 ++                                          87,000
                                                                                              --------------
                                                                                                     880,926

Buses (0.3%)
------------------------------------------------------------------------------------------------------------
        415,000  Consorcio/MCII Holdings sec. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 ++                                                   378,688

Business Equipment (0.1%)
------------------------------------------------------------------------------------------------------------
        145,000  Axiohm Transactions Solutions 144A sr. sub. notes
                   9 3/4s, 2007                                                                      146,813

Business Services (0.1%)
------------------------------------------------------------------------------------------------------------
        155,000  Bell & Howell Co. deb. stepped-coupon Ser. B,
                   zero % (11 1/2s, 3/1/00), 2005 ++                                                 129,425
          5,000  Bell & Howell Operating Co. bonds 9 1/4s, 2000                                        5,231
         10,000  Corporate Express, Inc. sr. sub. notes Ser. B,
                   9 1/8s, 2004                                                                       10,200
         40,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B,
                   11s, 2006                                                                          44,400
                                                                                              --------------
                                                                                                     189,256

Cable Television (2.6%)
------------------------------------------------------------------------------------------------------------
        500,000  Adelphia Communications Corp. 144A sr. notes
                   9 7/8s, 2007                                                                      516,250
        110,000  American Telecasting, Inc. sr. disc. notes stepped-
                   coupon zero % (14 1/2s, 8/15/00), 2005 ++                                          37,400
         55,000  American Telecasting, Inc. sr. disc. notes stepped-
                   coupon zero % (14 1/2s, 6/15/99), 2004 ++                                          20,350
        100,000  Australis Hldngs PTY Ltd. sr. disc, notes stepped-
                   coupon zero % (15s, 11/01/00), 2002                                                78,125
        250,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                 252,188
        200,000  Charter Communications International, Inc. disc.
                   notes stepped-coupon Ser. B, zero %
                   (14s, 3/15/01), 2007 ++                                                           151,000
         50,000  Comcast Corp. sr. sub. notes 9 3/8s, 2005                                            53,938
        200,000  Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                              157,000
        210,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                   (United Kingdom) ++                                                               136,763
        300,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005
                   (United Kingdom) ++                                                               224,625
         90,000  Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 9/30/99), 2004
                   (United Kingdom) ++                                                                78,750
        527,500  Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]               548,600
        200,000  FrontierVision Holdings LP 144A sr. disc. notes stepped-
                   coupon zero % (11 7/8s, 9/15/01), 2007 ++                                         136,000
         50,000  Heartland Wireless Communications, Inc. sr. notes
                   Ser. D, 13s, 2003                                                                  20,500
        200,000  Heartland Wireless Communications, Inc. 144A
                   sr. notes 13s, 2003                                                                80,000
        400,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                  438,000
        100,000  Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                      109,375
         10,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-
                   coupon zero % (14 1/4s, 6/15/00), 2005 ++                                           8,300
        245,000  UIH Australia/Pacific, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (14s, 5/15/01), 2006 (Australia) ++                                 175,788
        150,000  UIH Australia/Pacific, Inc. sr. disc. notes stepped-
                   coupon Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                         107,625
         80,000  Wireless One, Inc. sr. notes 13s, 2003                                               38,400
                                                                                              --------------
                                                                                                   3,368,977

Cellular Communications (2.7%)
------------------------------------------------------------------------------------------------------------
         40,000  Airtouch Communications, Inc. notes 7 1/8s, 2001                                     40,875
      1,020,000  Cencall Communications Corp. sr. disc. notes stepped-
                   coupon zero % (10 1/8s, 1/15/99), 2004 ++                                         900,150
         90,000  Comcast Cellular 144A sr. notes 9 1/2s, 2007                                         94,050
        100,000  Dobson Communications Corp. sr. notes 11 3/4s, 2007                                  99,375
         45,000  Grupo Iusacell S.A. 144A sr. notes 10s, 2004 (Mexico)                                46,575
        160,000  McCaw International Ltd sr. disc. notes stepped-
                   coupon zero % (13s, 4/15/02), 2007 ++                                              96,400
        450,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                   348,750
      2,160,000  NEXTEL Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (10.65s, 9/15/02), 2007 ++                                1,331,100
        275,000  Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006                                     283,250
         50,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                              51,500
          5,000  Pricellular Wireless Corp. sr. disc. notes stepped-
                   coupon zero % (12 1/4s, 10/1/98), 2003 ++                                           4,950
        200,000  Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                                  216,000
                                                                                              --------------
                                                                                                   3,512,975

Chemicals (1.7%)
------------------------------------------------------------------------------------------------------------
        200,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                        207,000
        255,000  Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003                                  263,288
        150,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                     157,500
        150,000  Huntsman Corp. 144A sr. sub. notes FRN 9.187s, 2007                                 155,625
        115,000  Huntsman Packaging Corp. 144A sr. sub. notes
                   9 1/8s, 2007                                                                      117,588
        500,000  ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                   540,000
         30,000  Sociedad Quimica Y Minera de Chile S.A. 144A
                   bonds 7.7s, 2006 (Chile)                                                           31,538
        115,000  Sovereign Specialty Chemical 144A sr. sub. notes
                   9 1/2s, 2007                                                                      117,300
         85,000  Sterling Chemicals Holdings sr. disc. notes stepped-
                   coupon zero % (13 1/2s, 8/15/01), 2008 ++                                          59,925
        210,000  Sterling Chemicals Inc. sr. sub. notes 11 3/4s, 2006                                232,050
         95,000  Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                        95,594
        200,000  Union Carbide Global Enterprises sr. sub. notes
                   Ser. B, 12s, 2005                                                                 227,750
                                                                                              --------------
                                                                                                   2,205,158

Computer Services (0.2%)
------------------------------------------------------------------------------------------------------------
         50,000  DecisionOne Corp. sr. sub. notes 9 3/4s, 2007                                        52,250
        200,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                226,000
                                                                                              --------------
                                                                                                     278,250

Computer Software (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                   200,000

Consumer Durable Goods (0.7%)
------------------------------------------------------------------------------------------------------------
        380,000  Coleman Escrow Corp. 144A sr. disc. notes
                   zero %, 2001                                                                      258,400
         45,000  Coleman Escrow Corp. 144A sr. disc. notes
                   zero %, 2001                                                                       27,113
         45,000  Foamex L.P. 144A sr. sub. notes 9 7/8s, 2007                                         46,575
        115,000  Icon Fitness Corp. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 11/15/01), 2006 ++                                            67,850
        565,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero % (11 1/2s, 8/15/00), 2003
                   (Canada) ++                                                                       353,125
        130,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                             109,200
                                                                                              --------------
                                                                                                     862,263

Consumer Non Durables (0.1%)
------------------------------------------------------------------------------------------------------------
        110,000  Viasystems Inc. 144A sr. sub. notes 9 3/4s, 2007                                    114,400

Consumer Products (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  IHF Holdings, Inc. sr. disc. notes Ser. B, zero %
                   (15.0s,), 2004 ++                                                                 217,500
        110,000  Interact Systems, Inc. 144A sr. disc. notes stepped-
                   coupon zero % (14s, 8/1/99), 2003 ++                                               44,000
                                                                                              --------------
                                                                                                     261,500

Consumer Services (0.4%)
------------------------------------------------------------------------------------------------------------
        500,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                      553,750

Containers (0.1%)
------------------------------------------------------------------------------------------------------------
        100,000  Innova S De R.L. 144A sr. notes 12 7/8s, 2007 (Mexico)                              107,250
         30,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                    32,250
         35,000  Radnor Holdings Inc. sr. notes 10s, 2003                                             36,225
                                                                                              --------------
                                                                                                     175,725

Cosmetics (0.3%)
------------------------------------------------------------------------------------------------------------
         40,000  French Fragrances, Inc. sr. notes Ser. B., 10 3/8s, 2007                             41,600
        550,000  Revlon Worldwide Corp. sr. disc. notes Ser. B,
                   zero %, 2001                                                                      400,125
                                                                                              --------------
                                                                                                     441,725

Electric Utilities (1.2%)
------------------------------------------------------------------------------------------------------------
        115,000  AES Corp. sr. sub. notes 8 3/8s, 2007                                               115,288
        250,000  Calpine Corp. sr. notes 10 1/2s, 2006                                               271,875
        100,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                103,000
         25,000  Commonwealth Edison Co. 1st mtge. 7s, 2005                                           25,217
         85,000  Connecticut Light & Power Co. 1st mtge.
                   Ser. A, 7 7/8s, 2001                                                               86,451
         75,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                  76,943
         60,000  Enersis S.A. notes 6.6s, 2026 (Chile)                                                59,682
         60,000  Enersis S.A. ADR notes 7.4s, 2016 (Chile)                                            60,279
         35,000  Illinova Corp. sr. notes 7 1/8s, 2004                                                35,386
         45,000  Jersey Central Power & Light Co. 1st mtge.
                   med. term note 6.85s, 2006                                                         44,978
        165,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                    195,839
         10,000  Niagara Mohawk Power Corp. med. term notes 9.99s, 2004                               10,196
        499,699  Northeast Utilities System notes Ser. A, 8.58s, 2006                                495,401
                                                                                              --------------
                                                                                                   1,580,535

Electronics (0.4%)
------------------------------------------------------------------------------------------------------------
         60,000  Argo-Tech Corp. 144A sr. sub. notes 8 5/8s, 2007                                     60,150
         45,000  Celestica International Ltd. 144A sr. sub. notes
                   10 1/2s, 2006 (Canada)                                                             48,656
         48,787  Cirent Semiconductor sr. sub. notes 10.22s, 2002                                     49,824
         51,777  Cirent Semiconductor 144A sr. sub. notes
                   10.14s, 2004                                                                       52,942
         90,000  DII Group, Inc. 144A sr. sub. notes 8 1/2s, 2007                                     90,113
         50,000  HCC Industries, Inc. 144A sr. sub. notes 10 3/4s, 2007                               53,000
         90,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                          95,400
         45,000  Therma-Wave Inc. 144A sr. notes 10 5/8s, 2004                                        48,600
         30,000  Wavetek Corp. 144A sr. sub. notes 10 1/8s, 2007                                      31,200
                                                                                              --------------
                                                                                                     529,885

Energy-Related (0.4%)
------------------------------------------------------------------------------------------------------------
        110,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                   110,262
        350,000  Panda Global Energy Co. 144A sr. notes 12 1/2s, 2004                                341,250
                                                                                              --------------
                                                                                                     451,512

Entertainment (0.2%)
------------------------------------------------------------------------------------------------------------
         30,000  Time Warner Entertainment Inc. deb. 7 1/4s, 2008                                     30,487
         40,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                    45,663
        140,000  Time Warner Entertainment sr. notes 8 3/8s, 2033                                    150,221
          5,000  Time Warner, Inc. deb. 9.15s, 2023                                                    5,786
                                                                                              --------------
                                                                                                     232,157

Environmental Control (0.2%)
------------------------------------------------------------------------------------------------------------
         80,000  Allied Waste Industries, Inc. company guaranty
                   10 1/4s, 2006                                                                      87,600
        180,000  Allied Waste Industries, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (11.3s, 6/1/02), 2007 ++                                    121,950
         90,000  WMX Technologies Inc. notes 7.1s, 2026                                               93,785
                                                                                              --------------
                                                                                                     303,335

Finance (0.1%)
------------------------------------------------------------------------------------------------------------
        100,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                      105,069

Financial Services (1.2%)
------------------------------------------------------------------------------------------------------------
        150,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                        153,000
         40,000  Allstate Financing II company guaranty 7.83s, 2045                                   39,966
        100,000  Colonial Capital I 144A company guaranty 8.92s, 2027                                102,906
        135,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                         140,400
        110,000  Dollar Financial Group Inc. sr. notes Ser. A,
                   10 7/8s, 2006                                                                     118,800
        340,000  Federal National Mortgage Association Ser. E,
                   6 3/8s, 2007                                                                      249,744
         35,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                36,201
         80,000  Imperial Credit Capital Trust I 144A company
                   guaranty 10 1/4s, 2002                                                             81,600
        140,000  Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                             141,400
         60,000  Intertek Finance PLC 144A sr. sub. notes
                   10 1/4s, 2006                                                                      63,150
        135,000  Lehman Bros Holdings, Inc. med. term notes
                   6.4s, 1999                                                                        135,475
         40,000  Ocwen Capital Trust I company guaranty
                   10 7/8s, 2027                                                                      42,450
         55,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                           61,050
         35,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                            39,550
         25,000  Primark Corp. sr. notes 8 3/4s, 2000                                                 25,844
         55,000  Salomon, Inc. sr. notes 7s, 1999                                                     55,658
         60,000  Southern Investments Service Co. sr. notes
                   6.8s, 2006 (United Kingdom)                                                        59,778
         50,000  Travelers Capital Trust II bonds 7 3/4s, 2036                                        50,082
                                                                                              --------------
                                                                                                   1,597,054

Food and Beverages (0.4%)
------------------------------------------------------------------------------------------------------------
         95,000  Canandaigua Wine Co. sr. sub. notes Ser. C,
                   8 3/4s, 2003                                                                       96,425
        105,000  Chiquita Brands cv. sr. notes 9 5/8s                                                109,463
         30,000  Del Monte Corp. sr. sub. notes Ser. B, 12 1/4s, 2007                                 32,700
        200,000  Doane Products Co. sr. notes 10 5/8s, 2006                                          215,500
         25,000  MBW Foods, Inc. 144A sr. sub. notes 9 7/8s, 2007                                     25,875
         60,000  Southern Foods Group 144A sr. sub. notes
                   9 7/8s, 2007                                                                       62,100
         20,000  Windy Hill Pet Food Co. 144A sr. sub. notes
                   9 3/4s, 2007                                                                       20,700
                                                                                              --------------
                                                                                                     562,763

Food Chains (0.6%)
------------------------------------------------------------------------------------------------------------
        135,000  Ameriserve Food Co. 144A sr. sub. notes
                   10 1/8s, 2007                                                                     140,400
        130,000  Fleming Companies, Inc. 144A sr. sub. notes
                   10 1/2s, 2004                                                                     134,550
        200,000  Ralphs Grocery Co. sr. notes 10.45s, 2004                                           219,000
        300,000  Nebco Evans Holding Co. 144A sr. disc. notes stepped-
                   coupon zero % (12 3/8s, 7/15/02), 2007 ++                                         189,000
        150,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                           122,250
                                                                                              --------------
                                                                                                     805,200

Gaming (2.2%)
------------------------------------------------------------------------------------------------------------
        100,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                           100,000
         75,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                         80,250
         50,000  Casino Magic Finance Corp. 1st mtge. 11 1/2s, 2001                                   47,750
        260,000  Coast Hotels & Casinos, Inc. company guaranty
                   Ser. B, 13s, 2002                                                                 293,150
        370,000  Colorado Gaming & Entertainment Co. sr. notes
                   12s, 2003 [2 DBL. DAGGERS]                                                        403,300
        100,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                         106,000
         75,000  Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                                  82,125
        350,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                      383,250
         70,000  Isle of Capri Black Hawk LLC 144A 1st mortgage
                   13s, 2004                                                                          70,700
        550,000  Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                      548,625
         51,000  Louisiana Casino Cruises Corp. 1st mtge.
                   11 1/2s, 1998                                                                      51,510
        250,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                           205,000
         50,000  Showboat Marina Casino 1st mtge. Ser. B,
                   13 1/2s, 2003                                                                      57,500
        250,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                  242,500
        125,000  Trump Holdings & Funding Corp. sr. notes
                   15 1/2s, 2005                                                                     145,938
                                                                                              --------------
                                                                                                   2,817,598

Health Care (1.2%)
------------------------------------------------------------------------------------------------------------
        140,000  Genesis Eldercare 144A sr. sub. notes 9s, 2007                                      139,300
         30,000  Genesis Health Ventures, Inc. sr. sub. notes
                   9 1/4s, 2006                                                                       30,675
        110,000  IMED Corp. 144A sr. sub. notes 9 3/4s, 2006                                         113,300
        230,000  Integrated Health Services, Inc. 144A sr. sub. notes
                   9 1/4s, 2008                                                                      233,450
         80,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                              81,958
        385,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                      397,513
        100,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                               104,250
        170,000  Sun Healthcare Group Inc. 144A sr. sub. notes
                   9 1/2s, 2007                                                                      174,675
        250,000  Urohealth Systems, Inc. 144A sr. sub. notes
                   12 1/2s, 2004                                                                     248,125
                                                                                              --------------
                                                                                                   1,523,246

Hospital Management and Medical Services (0.1%)
------------------------------------------------------------------------------------------------------------
         70,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                            71,400
        100,000  Tenet Healthcare Corp. sr. sub. notes 10 1/8s, 2005                                 109,500
                                                                                              --------------
                                                                                                     180,900

Insurance (0.6%)
------------------------------------------------------------------------------------------------------------
         95,000  Aegon NV sub. notes 8s, 2006 (Netherlands)                                          102,846
         45,000  Conseco Inc. sr. notes 10 1/2s, 2004                                                 53,710
        100,000  Phoenix Home Life Mutual Insurance Co. 144A
                   notes 6.95s, 2006                                                                 100,100
        125,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                    130,745
        300,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                            317,418
         75,000  Sampoerna International Finance Co. 144A company
                   guaranty 8 3/8s, 2006 (Indonesia)                                                  75,049
                                                                                              --------------
                                                                                                     779,868

Lodging (0.3%)
------------------------------------------------------------------------------------------------------------
        300,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                           317,250
        120,000  Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                     126,900
                                                                                              --------------
                                                                                                     444,150

Medical Supplies and Devices (0.4%)
------------------------------------------------------------------------------------------------------------
        275,000  Dade International, Inc. sr. sub. notes Ser. B,
                   11 1/8s, 2006                                                                     309,719
        160,000  Wright Medical Technology, Inc. notes Ser. C
                   11 3/4s, 2000                                                                     164,000
                                                                                              --------------
                                                                                                     473,719

Metals and Mining (0.4%)
------------------------------------------------------------------------------------------------------------
         50,000  Acindar Industria Argentina de Aceros S.A. bonds
                   11 1/4s, 2004 (Argentina)                                                          54,313
        100,000  Anker Coal Group, Inc. 144A sr. notes 9 3/4s, 2007                                  101,500
         80,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                 85,600
         50,000  Maxxam Group Holdings Inc. sr. notes Ser. B, 12s, 2003                               54,000
         75,000  Murrin Murrin Holdings 144A sr. notes 9 3/8s,
                   2007 (Australia)                                                                   75,750
        150,000  NL Industries, Inc. sr. notes 11 3/4s, 2003                                         164,625
         20,000  Royal Oak Mines, Inc. company guaranty Ser. B,
                   11s, 2006 (Canada)                                                                 19,300
                                                                                              --------------
                                                                                                     555,088

Motion Picture Distribution (0.2%)
------------------------------------------------------------------------------------------------------------
        130,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                 131,300
         95,000  Cinemark USA, Inc. sr. sub. notes Ser. B 9 5/8s, 2008                                97,731
                                                                                              --------------
                                                                                                     229,031

Networking (0.1%)
------------------------------------------------------------------------------------------------------------
        200,000  CellNet Data Systems, Inc. sr. disc. notes stepped-
                   coupon Ser. B, zero % (13s, 6/15/00), 2005 ++                                     142,000

Office Equipment (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  United Stationer Supply, Inc. sr. sub. notes
                   12 3/4s, 2005                                                                     283,750

Oil and Gas (3%)
------------------------------------------------------------------------------------------------------------
         55,000  Abraxas Petroleum Corp. 144A sr. notes Ser. B,
                   11 1/2s, 2004                                                                      59,950
        350,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                        385,000
         15,000  Citgo Petroleum Corp. sr. notes 7 7/8s, 2006                                         15,873
         90,000  Coho Energy sr. sub. notes 8 7/8s, 2007                                              89,320
         65,000  DI Industries Inc. sr. notes 8 7/8s, 2007                                            66,788
         40,000  Daily Petroleum Service 144A company guaranty
                   9 3/4s, 2007                                                                       41,600
         50,000  Gulf Canada Resources, Ltd. sr. notes 8.35s,
                   2006 (Canada)                                                                      54,166
        250,000  Maxus Energy Corp. med. term notes 10.83s, 2004                                     285,703
         65,000  Mesa Operating Co. company guaranty zero %
                   (11 5/8s, 7/01/01), 2006 ++                                                        52,000
        150,000  Ocean Energy, Inc. 144A sr. sub. notes 8 7/8s, 2007                                 153,750
         50,000  Pacalta Resources Ltd. sr. notes Ser. B, 10 3/4s,
                   2004 (Canada)                                                                      51,625
         60,000  Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                                 63,900
         55,000  Petro Geo-Services AS ADR notes 7 1/2s,
                   2007 (Norway)                                                                      56,833
        120,000  Pogo Producing Co. 144A notes 8 3/4s, 2007                                          122,400
         65,000  Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                69,550
        100,000  Saga Petroleum ASA deb. 7 1/4s, 2027 (Norway)                                        99,271
         45,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                         45,225
         15,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                               16,350
      1,810,000  Transamerican Energy 144A sr. disc. notes stepped-
                   coupon zero % (13s 6/01/99), 2002 ++                                            1,438,950
        480,000  Transamerican Energy 144A sr. notes 11 1/2s, 2002                                   476,400
        180,000  TransTexas Gas Corp. 144A sr. sub. notes 13 3/4s, 2001                              206,100
         45,000  Wiser Oil Co. 144A sr. sub. notes 9 1/2s, 2007                                       43,425
                                                                                              --------------
                                                                                                   3,894,179

Paging (0.5%)
------------------------------------------------------------------------------------------------------------
        485,000  Arch Communications Group sr. disc. notes stepped-
                   coupon zero % (10 7/8s, 3/15/01), 2008 ++                                         321,313
        250,000  Mobile Telecommunications Tech. sr. notes
                   13 1/2s, 2002                                                                     283,750
                                                                                              --------------
                                                                                                     605,063

Paper and Forest Products (1.9%)
------------------------------------------------------------------------------------------------------------
        140,000  APP Finance II Mauritius Ltd. bonds 12s, 2049
                   (Indonesia) ++                                                                    142,450
        250,000  Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008                                 263,125
        300,000  Florida Coast Paper LLC 1st mtge. Ser. B,
                   12 3/4s, 2003                                                                     326,250
        300,000  Indah Kiat Financial Mauritius 144A company guaranty
                   10s, 2007 (Indonesia)                                                             293,250
        180,000  Pindo Deli Finance Mauritius Ltd. 144A company
                   guaranty 10 3/4s, 2007 (India)                                                    183,600
        200,000  PT Pabrik Kertas Tjiwi Kimia 144A company guaranty
                   10s, 2004 (Indonesia)                                                             196,000
        325,000  Repap New Brunswick sr. notes 10 5/8s,
                   2005 (Canada)                                                                     320,125
        200,000  Riverwood International Corp. company guaranteed
                   sr. sub. notes 10 7/8s, 2008                                                      199,500
         50,000  Riverwood International Corp. 144A sr. notes
                   10 5/8s, 2007                                                                      52,250
        250,000  Stone Container Corp. sr. notes 11 7/8s, 2016                                       276,250
        160,000  Stone Container Corp. 144A company guaranty
                   11 1/2s, 2006                                                                     169,200
                                                                                              --------------
                                                                                                   2,422,000

Pharmaceuticals and Biotechnology (0.2%)
------------------------------------------------------------------------------------------------------------
        250,000  ICN Pharmaceuticals, Inc. 144a sr. notes 9 1/4s, 2005                               262,500

Publishing (0.6%)
------------------------------------------------------------------------------------------------------------
        285,000  American Media Operation, Inc. sr. sub. notes
                   11 5/8s, 2004                                                                     312,075
        110,000  Garden State Newspapers 144A sr. sub. notes
                   8 3/4s, 2009                                                                      110,825
         50,000  Hollinger International Publishing, Inc. company
                   guaranty 9 1/4s, 2007                                                              52,125
         50,000  Hollinger International Publishing, Inc. company
                   guaranty 8 5/8s, 2005                                                              51,500
         35,000  News America Holdings, Inc. deb. 7.7s, 2025                                          34,340
        120,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                       116,794
         45,000  Von Hoffman Press Inc. 144A sr. sub. notes
                   10 3/8s, 2007                                                                      47,700
                                                                                              --------------
                                                                                                     725,359

REIT's (Real Estate Investment Trust) (0.2%)
------------------------------------------------------------------------------------------------------------
        180,000  HMH Properties, Inc. 144A sr. notes 8 7/8s, 2007
                   (Canada)                                                                          184,950
         80,000  Rodamco N.V. notes 7.3s, 2005 (Netherlands) (R)                                      82,794
                                                                                              --------------
                                                                                                     267,744

Railroads (0.1%)
------------------------------------------------------------------------------------------------------------
         30,000  TFM S.A. de C.V. 144A company guaranty 10 1/4s,
                   2007 (Mexico)                                                                      31,650
        170,000  TFM S.A. de C.V. 144A company guaranty
                   stepped-coupon zero % (11 3/4s,6/15/02), 2009 (Mexico) ++                         112,200
                                                                                              --------------
                                                                                                     143,850

Restaurants (0.1%)
------------------------------------------------------------------------------------------------------------
       100,000   FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                 107,000

Retail (1.3%)
------------------------------------------------------------------------------------------------------------
        200,000  Federated Department Stores sr. notes 8 1/2s, 2003                                  217,046
         25,000  Federated Department Stores, Inc. sr. notes
                   8 1/8s, 2002                                                                       26,614
        177,000  Guitar Center Management Co. sr. notes
                   11s, 2006                                                                         196,470
        225,000  Johns Manville International Group sr. notes
                   10 7/8s, 2004                                                                     253,688
        200,000  K mart Corp. deb. 7 3/4s, 2012                                                      190,000
        250,000  K mart Corp. med. term notes 7.86s, 2002                                            248,143
        250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                          272,500
         60,000  NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                          59,700
         50,000  Rite Aid Corp. notes 6.7s, 2001                                                      50,318
        125,000  Zale Corp. 144A sr. notes 8 1/2s, 2007                                              125,000
                                                                                              --------------
                                                                                                   1,639,479

Satellite Services (1.4%)
------------------------------------------------------------------------------------------------------------
        665,000  Echostar Satellite Broadcast Corp. sr. disc. notes stepped-
                   coupon zero % (13 1/8s, 3/15/00), 2004 ++                                         556,106
        150,000  Echostar DBS Corp. 144A company guaranty
                   12 1/2s, 2002                                                                     165,188
         85,000  Esat Holdings Ltd. sr. notes stepped-coupon
                   zero % (12 1/2s, 2/01/02), 2007 (Ireland) ++                                       55,675
        120,000  Globalstar L.P. Capital 11 3/8s, 2004                                               124,800
        100,000  Iridium LLC/Capital Corp. 144A sr. notes 13s, 2005                                  104,500
        155,000  Iridium LLC/Capital Corp. 144A sr. notes 14s, 2005                                  167,400
        300,000  Orbcomm Global Capital Corp. sr. notes Ser. B,
                   14s, 2004                                                                         312,000
        160,000  Orion Network Systems sr. disc. notes stepped-
                   coupon zero % (12 1/2s, 1/15/02), 2007 ++                                         110,400
         95,000  Pratama Datakom Asia BV 144A company guaranty
                   12 3/4s, 2005 (Indonesia)                                                          90,963
         80,000  TCI Satellite Entertainment 144A sr. sub. notes
                   10 7/8s, 2007                                                                      84,000
                                                                                              --------------
                                                                                                   1,771,032

Semiconductors (0.1%)
------------------------------------------------------------------------------------------------------------
         85,000  Fairchild Semiconductor Corp. 144A sr. sub. notes
                   11.74s, 2008                                                                       85,850
         80,000  Fairchild Semiconductor Corp. sr. sub. notes
                   10 1/8s, 2007                                                                      85,800
                                                                                              --------------
                                                                                                     171,650

Shipping (0.1%)
------------------------------------------------------------------------------------------------------------
         40,000  Newport News Shipbuilding sr. notes 8 5/8s, 2006                                     41,600
         35,000  Newport News Shipbuilding sr. sub. notes
                   9 1/4s, 2006                                                                       36,750
                                                                                              --------------
                                                                                                      78,350

Steel (0.5%)
------------------------------------------------------------------------------------------------------------
         75,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                78,938
         95,000  Altos Hornos de Mexico 144A bonds 11 3/8s,
                   2002 (Mexico)                                                                     102,956
         70,000  Armco, Inc. 144A sr. notes 9s, 2007                                                  70,875
        210,000  Hylsa S.A. de C.V. 144A bonds 9 1/4s,
                   2007 (Mexico)                                                                     214,725
        200,000  Northwestern Steel & Wire sr. notes 9 1/2s, 2001                                    194,500
                                                                                              --------------
                                                                                                     661,994
Supermarkets (0.7%)
------------------------------------------------------------------------------------------------------------
        100,000  Food 4 Less Supermarkets, Inc. deb. stepped-coupon
                   zero % (13 5/8s, 6/15/00), 2005 ++                                                 83,500
        575,000  Jitney-Jungle Stores company guaranty 12s, 2006                                     648,313
        120,000  Jitney-Jungle Stores 144A sr. sub. notes 10 3/8s, 2007                              123,600
                                                                                              --------------
                                                                                                     855,413

Telecommunications (2.9%)
------------------------------------------------------------------------------------------------------------
        400,000  Advanced Radio Telecom Corp. sr. notes 14s, 2007                                    347,500
         80,000  Antenna TV S.A. 144A sr. notes 9s, 2007 (Greece)                                     80,400
         45,000  Consorcio Ecuatoriano 144A notes 14s, 2002
                   (Ecuador)                                                                          48,600
        110,000  Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                     123,200
         90,000  Hermes Europe Railtel 144a sr. notes 11 1/2s, 2007
                   (Netherlands)                                                                      97,425
        400,000  Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01),
                   2003 ++                                                                           280,500
        175,000  Hyperion Telecommunications, Inc. 144A sr. notes
                   12 1/4s, 2004                                                                     191,625
        250,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero
                   % (13 1/2s, 9/15/00), 2005 ++                                                     200,000
        300,000  Intermedia Communication, Inc. sr. disc. notes stepped-
                   coupon zero % (12 1/2s, 5/15/01), 2006 ++                                         235,500
        125,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                   coupon Ser. B, zero % (11 1/4s, 7/15/02), 2007 ++                                  86,250
        375,000  International Cabletel, Inc. sr. notes stepped-coupon
                   Ser. B, zero % (11 1/2s, 2/01/01), 2006 ++                                        280,313
        115,000  ITC Deltacom, Inc. 144A sr. notes 11s, 2007                                         126,212
        300,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                        300,750
        250,000  Nextlink Communications, Inc. sr. notes 12 1/2s, 2006                               287,500
        180,000  Nextlink Communications sr. notes 9 5/8s, 2007                                      186,300
        250,000  Rogers Cantel, Inc. deb. 9 3/8s, 2008 (Canada)                                      267,500
        195,000  Teleport Communications Group Inc. sr. disc. notes
                   stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                  152,100
        200,000  WinStar Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    140,000
         30,000  WinStar Equipment Corp. company guaranty
                   12 1/2s, 2004                                                                     318,000
                                                                                              --------------
                                                                                                   3,749,675

Telephone Services (1.7%)
------------------------------------------------------------------------------------------------------------
        500,000  American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                  350,000
         90,000  American Communication Services, Inc. 144A sr. notes
                   13 3/4s, 2007                                                                     104,400
         65,000  Brooks Fiber Properties, Inc. sr. disc. notes stepped-
                   coupon zero % (10 7/8s, 3/1/01), 2006 ++                                           52,000
        145,000  Brooks Fiber Properties, Inc. 144A sr. notes 10s, 2007                              164,213
        160,000  BTI Telecom Corp. 144A sr. notes 10 1/2s, 2007                                      165,600
         60,000  Cia de Telecomunicaciones de Chile S.A. notes
                   7 5/8s, 2006 (Chile)                                                               63,130
         85,000  Globo Communicacoes 144A company guaranty
                   10 1/2s, 2006 (Brazil)                                                             87,975
        382,000  GST Telecommunications,Inc. company guaranty
                   stepped-coupon zero % (13 7/8s, 12/15/00),
                   2005 ++                                                                           288,410
        260,000  Intelcom Group (USA), Inc. company guaranty stepped-
                   coupon zero % (12 1/2s, 5/1/01), 2006 ++                                          193,700
        170,000  McLeodUSA, Inc. sr. disc. notes stepped-coupon
                   zero % (10 1/2s, 3/1/02), 2007 ++                                                 124,100
        200,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                               209,000
        180,000  RSL Communications, Ltd. company guaranty
                   12 1/4s, 2006                                                                     192,600
         95,000  US West Capital Funding, Inc. company guaranty
                   6.95s, 2037                                                                        96,899
        100,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                   (15s, 1/15/00), 2005 ++                                                            73,500
                                                                                              --------------
                                                                                                   2,165,527

Telephone Utilities (0.2%)
------------------------------------------------------------------------------------------------------------
        300,000  WorldCom, Inc. notes 7 3/4s, 2007                                                   314,502

Textiles (0.4%)
------------------------------------------------------------------------------------------------------------
         50,000  Dominion Textile USA Inc. gtd. sr. notes 9 1/4s, 2006                                52,500
         40,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                          42,800
        110,000  Polymer Group, Inc. 144A sr, sub notes 9s, 2007                                     111,100
        150,000  Polysindo International Finance company guaranty
                   11 3/8s, 2006 (Indonesia)                                                         162,938
        105,000  Tultex Corp. sr. notes 10 5/8s, 2005                                                116,025
                                                                                              --------------
                                                                                                     485,363

Textiles and Apparel (0.3%)
------------------------------------------------------------------------------------------------------------
        325,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                       335,563

Tobacco (0.1%)
------------------------------------------------------------------------------------------------------------
         25,000  Philip Morris Cos., Inc. deb. 7 3/4s, 2027                                           25,626
         80,000  Philip Morris Cos., Inc. notes 7 1/2s, 2002                                          82,515
         30,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                                 31,714
                                                                                              --------------
                                                                                                     139,855

Transportation (0.2%)
------------------------------------------------------------------------------------------------------------
         30,000  Chemical Leaman Corp. 144A sr. notes 10 3/8s, 2005                                   31,425
        150,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,
                   2003 (Greece)                                                                     153,750
        110,000  Johnstown America Industries, Inc. 144A sr. sub.
                   notes 11 3/4s, 2005                                                               118,250
                                                                                              --------------
                                                                                                     303,425

Wireless Communications (0.1%)
------------------------------------------------------------------------------------------------------------
        250,000  International Wireless Communications, Inc. sr. disc.
                   notes zero %, 2001                                                                142,500
                                                                                              --------------
                 Total Corporate Bonds and Notes
                   (cost $56,426,923)                                                         $   58,798,638

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.3%) *
PRINCIPAL AMOUNT                                                                                       VALUE

U.S. Government Agency Mortgage Obligations (14.5%)
------------------------------------------------------------------------------------------------------------
$       808,653  Federal Home Loan Mortgage Corp. 8 1/2s, with due
                   dates from April 1, 2026 to January 1, 2027                                $      845,044
                 Federal National Mortgage Association
      3,465,482    7 1/2s, with due dates from January 1, 2027 to
                   June 1, 2027                                                                    3,522,875
        100,664    7s, January 1, 2027                                                               100,254
        969,598    6 1/2s, with due dates from February 1, 2027 to
                   August 1, 2027                                                                    944,148
                 Government National Mortgage Association
        805,000    8 1/2s, TBA, October 16, 2027                                                     842,231
      2,196,616    8 1/2s, with due dates from February 15, 2026 to
                   August 15, 2027                                                                 2,298,212
      1,736,631    8s, with due dates from January 15, 2026 to
                   February 15, 2027                                                               1,795,244
      3,460,000    7 1/2s, TBA, October 16, 2027                                                   3,519,443
      4,201,404    7 1/2s, with due dates from October 15, 2022 to
                   August 15, 2027                                                                 4,281,184
        505,000    5 1/2s, TBA, October 16, 2027                                                     504,525
                                                                                              --------------
                                                                                                  18,653,160

U.S. Treasury Obligations (8.8%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
      5,503,000    6 5/8s, February 15, 2027                                                       5,634,577
      1,690,000    6 1/2s, November 15, 2026                                                       1,700,292
                 U.S. Treasury Notes
        695,000    6 1/4s, August 31, 2002                                                           701,297
        710,000    6 1/4s, March 31, 1999                                                            714,991
        305,000    6 1/8s, August 15, 2007                                                           305,143
      1,155,000    6s, July 31, 2002                                                               1,155,000
      1,045,000    5 7/8s, July 31, 1999                                                           1,045,815
                                                                                              --------------
                                                                                                  11,257,115
                                                                                              --------------
                 Total U.S. Government and Agency Obligations (cost $29,435,965)              $   29,910,275

FOREIGN GOVERNMENT BONDS AND NOTES (15.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
ARP     959,000  Argentina (Republic of) bonds 9 3/4s, 2027                                   $      965,713
AUD     830,000  Australia (Government of) bonds Ser. 206, 10s, 2006                                 755,011
USD   1,195,000  Bank of Foreign Economic Affairs of Russia
                 (Vnesheconombank) non performing loan +                                           1,238,319
USD   1,024,000  Bank of Foreign Economic Affairs of Russia
                 (Vnesheconombank) principal loan FRN
                 Libor plus 13/16s, 2020 +##+++                                                      762,880
CAD     780,000  Canada (Government of) bonds Ser. WB60, 7 1/4s, 2007                                626,090
DKK   6,083,000  Denmark (Government of) bonds 7s, 2026                                              903,154
FRF  10,665,000  France Treasury Bill notes 4 3/4s, 2002                                           1,804,846
DEM   3,165,000  Germany (Federal Republic of) bonds Ser. 97, 6 1/2s, 2027                         1,614,855
DEM   1,825,000  Germany (Federal Republic of) bonds, Ser. 92, 2002                                1,173,140
DEM   5,300,000  Germany (Federal Republic of) bonds Ser. 97, 6s, 2007                             3,114,991
FRF     870,000  Ivory Coast -- FLIRB collateralized FRB 2s, 2049 ##                                  56,443
FRF     870,000  Ivory Coast -- PDIFRB bonds 1.9s, 2049 ##                                            63,798
NZD     670,000  New Zealand (Government of) bonds 10s, 2002                                         482,284
NZD     485,000  New Zealand (Government of) bonds 8s, 2004                                          332,025
PEN     430,000  Peru (Government of) Ser. US, 4s, 2017                                              287,563
USD     260,000  Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                     255,671
ZAR     938,000  South Africa (Republic of) bonds Ser. 153, 13s, 2010                                189,213
TRL   9,090,000  Turkey Treasury bill zero %, 1998                                                   238,938
GBP     640,000  United Kingdom Treasury bonds 8s, 2021                                            1,214,816
GBP   1,655,000  United Kingdom Treasury bonds 7 1/2s, 2006                                        2,863,910
GBP     475,000  United Kingdom Treasury bonds 7s, 2002                                              784,057
                                                                                              --------------
                 Total Foreign Government Bonds and Notes (cost $20,606,141)                  $   19,727,717

BRADY BONDS (8.5%) *
PRINCIPAL AMOUNT VALUE
------------------------------------------------------------------------------------------------------------
$     1,668,480  Argentina (Republic of) deb. FRB 6.688s, 2005                                $    1,589,227
      1,900,673  Brazil (Government of) Ser. EI-L, FRB 6.875s, 2006                                1,615,572
      1,706,760  Brazil (Government of) FRB 8s, 2014 +++                                           1,600,088
        558,000  Bulgaria (Government of) deb. Ser. PDI, FRB
                   6.688s, 2011                                                                      449,190
        681,000  Philippines (Government of) Ser. B, FRB 6 1/4s,
                   2017 (Philippines)                                                                599,280
        960,000  United Mexican States Ser. D, 6.813s, 2019                                          918,000
      3,334,000  United Mexican States sec. Ser. B, 6 1/4s, 2019                                   2,763,053
      1,500,000  Venezuela (Government of) deb. Ser. DL, FRB
                   6 3/4s, 2007                                                                    1,432,500
                                                                                              --------------
                 Total Brady Bonds (cost $9,303,057)                                          $   10,966,910

PREFERRED STOCKS (4.3%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
          2,000  AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                  $       56,500
          6,281  Cablevision Systems Corp. Ser. M, $11.125 dep.
                   shs. pfd. [2 DBL. DAGGERS]                                                        689,340
          4,000  California Federal Bancorp Inc. Ser. A, $2.281 pfd.                                 104,500
          1,000  California Federal Bank Ser. B, $10.625 exch. pfd.                                  111,000
          1,000  California Federated Bankcorp Inc. Ser. B, $11.50 pfd.                              114,000
            650  Capstar Broadcasting $12.00 pfd.                                                     72,150
          8,000  CGA Group Ltd. 144A Ser. A, 13.75% pfd. [2 DBL. DAGGERS]                            204,000
          2,575  Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                       134,222
          1,150  Citadel Broadcasting Inc. 144A $13.25                                               131,388
         10,750  Diva Systems Corp. Ser. C, $6.00 pfd.                                               123,625
             90  Echostar Communications Corp. 144A 12.125% pfd.                                      93,600
          2,947  El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                    327,117
            360  Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                              373,500
            267  ICG Holdings, Inc. $14.25 pfd. (Canada)                                             307,050
            146  Intermedia Communication Ser. B, 13.50% pfd.                                        174,470
            200  IXC Communications, Inc. 144A $12.50 pfd. [2 DBL. DAGGERS]                          232,000
          1,000  Nextel Communications Inc. 144A $13.00 pfd. [2 DBL. DAGGERS]                      1,150,000
          2,511  Nextlink Communications, Inc. 144A $7.00 pfd.                                       160,704
            183  NTL Inc. 144A Ser. B, $13.00 pfd. [2 DBL. DAGGERS]                                  208,620
          5,000  Public Service Co. of New Hampshire $2.65
                   1st mtge. pfd.                                                                    127,500
          1,650  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                        190,575
            373  Spanish Broadcasting Systems 144A $14.25 pfd. [2 DBL. DAGGERS]                      390,718
          1,100  Von Hoffman Corp. 144A $13.50 pfd.                                                   31,460
                                                                                              --------------
                 Total Preferred Stocks (cost $4,968,096)                                     $    5,508,039

UNITS (1.4%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
            350  Australis Media, Ltd. units stepped-coupon zero %
                   (15 3/4s, 5/15/00), 2003 (Australia) ++                                    $      290,500
              4  Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s, 3/15/98), 2004 ++                                                        80,000
            335  Cellnet Data Systems, Inc. 144A units stepped-coupon
                   zero % (14s, 10/01/02), 2007 ++                                                   170,170
             90  Colt Telecommunications Group PLC units
                   stepped-coupon zero % (12s, 12/15/01), 2006
                   (United Kingdom) ++                                                                67,500
            120  Conecel Holdings Ltd. 144A units 14s, 2000                                          123,000
             50  DecisionOne Corp. units stepped-coupon zero %
                   (11 1/2s, 8/01/02), 2008 ++                                                        33,250
             35  Diva Systems Corp. 144A units stepped-coupon zero %
                   (13s, 5/15/01), 2006 ++                                                            30,669
            200  Fitzgerald Gaming Co. units 13s, 2002                                               191,000
             20  Hedstrom Holdings, Inc. units stepped-coupon zero %
                   (12s, 6/01/02), 2009 ++                                                            12,600
            250  MGC Communications, Inc. 144A units 13s, 2004                                       258,125
             60  Paging Network Do Brazil 144A units 13 1/2s,
                   2005 (Brazil)                                                                      58,950
             55  Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/09), 2006 ++                                                        32,175
             90  Stone Container Corp. units sr. sub. 12 1/4s, 2002                                   93,375
            155  Wireless One, Inc. units stepped-coupon zero %
                   (13 1/2s, 8/1/01), 2006 ++                                                         32,550
            700  XCL Ltd. units cum. pfd. zero %, 2006                                                63,000
            225  XCL Ltd. units sr. sec. notes 13 1/2s, 2004                                         236,250
                                                                                              --------------
                 Total Units (cost $1,661,240)                                                $    1,773,114

CONVERTIBLE BONDS AND NOTES (1.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       $140,000  APP Global Finance (V) Ltd. 144A cv. sec. 2s, 2000
                   (United Kingdom)                                                                  151,550
        150,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                      143,625
        250,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                      158,125
          4,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-
                   coupon zero % (13 7/8s, 15/15/00), 2005 ++                                          4,080
        160,000  Integrated Device Technology, Inc. cv. sub. notes
                   5 1/2s, 2002                                                                      137,400
        140,000  National Semiconductor Corp. 144A cv. deb.
                   6 1/2s, 2002                                                                      160,650
        500,000  NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                           480,313
        103,000  Pricellular Wireless Corp. 144A cv. sub. notes stepped-
                   coupon zero % (10 3/4s, 8/15/00) 2004 ++                                           88,323
         60,000  VLSI Technology, Inc. cv. sub. notes 8 1/4s, 2005                                    62,925
        150,000  WinStar Communications. Inc. 144A cv. sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                    113,625
                                                                                              --------------
                 Total Convertible Bonds and Notes (cost $1,378,914)                          $    1,500,616

PURCHASE OPTIONS OUTSTANDING (0.5%)                                        EXPIRATION
NUMBER OF                                                                  DATE/
CONTRACTS                                                                  STRIKE PRICE                VALUE
------------------------------------------------------------------------------------------------------------
USD     835,000  U.S. Dollars in exchange for German                       Nov. 97/
                 Deutschemarks (put)                                       1.78 DEM           $        7,348
JPY     600,000  Japanese Government Bond futures contract                 Nov. 97/
                  (call)                                                   118.0 JPY                 529,236
USD   7,700,000  U.S. Treasury Bonds futures contract                      Nov. 10/
                  (call)                                                   $101.08                    55,344
                                                                                              --------------
                 Total Purchased Options Outstanding (cost $519,240)                          $      591,928

COMMON STOCKS (0.1%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
          4,047  Advanced Radio Telecom Corp. +                                               $       37,182
             50  AmeriKing, Inc. +                                                                     2,500
          3,059  NEXTEL Communications, Inc. 144A (acquired
                   9/12/97, cost $49,361) [DBL. DAGGER]                                               83,912
            900  Terex Corp. Rights 144A +                                                            18,000
                                                                                              --------------
                 Total Common Stocks (cost $97,713)                                           $      141,594

COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       $193,436  Federal Home Loan Mortgage Association 7s,
                   February 15, 2027                                                          $      177,933
        160,000  Government National Mortgage Association
                   Ser. 97-1, Class C, 7.5s, 2027                                                    163,800
        133,413  Rural Housing Trust Ser. 87-1, Class D, 6.33s,
                   April 1, 2026                                                                     132,705
                                                                                              --------------
                 Total Collateralized Mortgage Obligations (cost $460,375)                    $      474,438

MUNICIPAL BONDS AND NOTES (0.1%) * (cost $ 120,000)
PRINCIPAL AMOUNT                                                              RATING                   VALUE
------------------------------------------------------------------------------------------------------------
       $120,000  NJ Econ. Dev. Auth. MBIA Rev. Bonds, Ser. A,
                  7.425s, 2/15/29                                             Aaa             $      126,587
------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (0.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        $50,000  Capita Equipment Receivables Trust Ser. 96-1,
                   Class A4, 6.28s, 2000                                                      $       50,242
         70,000  Contimortgage Home Equity Loan Trust Ser. 97-1,
                   Class M2, 7.67s, 2025                                                              71,334
                                                                                              --------------
                 Total Asset-Backed Securities (cost $119,977)                                $      121,576

WARRANTS (0.1%)                                                              EXPIRATION
NUMBER OF WARRANTS                                                           DATE                      VALUE
------------------------------------------------------------------------------------------------------------
          8,000  CGA Group Ltd. 144A                                         1/1/04           $           80
             85  Esat Holdings, Inc. (Ireland)                               2/1/07                    2,338
            120  Globalstar Telecom 144A                                     2/15/04                  14,400
            400  Hyperion Telecommunications                                 4/15/01                  16,000
            110  Interact Systems Inc.                                       8/1/03                       28
             25  Intermedia Communications                                   6/1/00                    1,719
             30  International Wireless Communications
                   Holdings 144A                                             8/15/01                   2,550
            100  Iridium World Com 144A                                      7/15/05                  15,000
            160  McCaw International Ltd.                                    4/15/07                      48
          2,345  Nextlink Communications, Inc. 144A                          2/1/09                       23
            160  Orion Network Systems                                       1/15/07                   2,400
            180  RSL Communications Ltd.                                     11/15/06                 10,800
            100  Spanish Broadcasting Systems 144A                           6/30/99                  19,000
             45  Sterling Chemicals Holdings                                 8/15/08                   1,710
            250  Urohealth Systems Inc.                                      4/10/04                   1,250
                                                                                              --------------
                 Total Warrants (cost $70,244)                                                $       87,346

SHORT-TERM INVESTMENTS (0.9%) * (cost $1,175,197)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
     $1,175,000  Interest in $226,927,000 joint repurchase agreement dated September 30, 1997 with S.B.C Warburg Inc.
                   due October 1, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $1,175,197 for an effective yield of 6.05%                                 $    1,175,197
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $126,343,082) ***                                    $  130,903,975
------------------------------------------------------------------------------------------------------------

  *  Percentages indicated are based on net assets of $128,492,738.

*** The aggregate identified cost on a tax basis is $126,348,701, resulting in gross unrealized appreciation and depreciation of $6,114,882 and $1,559,608, respectively, or net unrealized appreciation of $4,555,274.

  +  Non-income-producing security.

 ++ The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

[2 DBL. DAGGERS]  Income may be received in cash or additional securities at the discretion of the issuer.

+++  A portion of the income will be received in additional securities.

[DBL. DAGGER]  Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 1997 was $83,912 or less than 0.1% of net assets.

 ##  When-issued securities (Note 1).

(R)  Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American
Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rate shown on Floating Rate Bonds (FRB) and Floating Rate Notes
(FRN) are the current interest rates shown at September 30, 1997 which are subject to change based on the terms of the security.

Diversification by Country

Distribution of investments by country of issue at Report
September 30, 1997: (as percentage of Market Value)

Argentina       2.0%       Mexico               3.4
Australia       1.1        Other                4.0
Brazil          2.6        United Kingdom       4.4
Canada          2.1        United States       72.9
France          1.6        Venezuela            1.1
Germany         4.8                          ------
                               Total          100.0%



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 1997 (Unaudited)
(aggregate face value $26,432,558)
                                                                             Unrealized
                                  Market     Aggregate Face    Delivery     Appreciation/
                                  Value          Value           Date      (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollars             $   948,383    $   945,265       12/17/97     $  (3,118)
British Pounds                   2,844,195      2,822,919       12/17/97       (21,276)
Danish Krone                       402,280        397,654       12/17/97        (4,626)
Deutschemarks                   11,858,553     11,622,773       12/17/97      (235,780)
Deutschemarks                       58,681         60,931       6/5/98           2,250
French Francs                    1,946,778      1,932,925       12/17/97       (13,853)
Italian Lira                     1,724,555      1,686,449       12/17/97       (38,106)
Japanese Yen                     4,481,248      4,466,042       12/17/97       (15,206)
New Zealand Dollars              1,155,399      1,141,920       12/17/97       (13,479)
South African Rand                 100,236         97,315       12/17/97        (2,921)
Swedish Krona                      142,408        138,510       12/17/97        (3,898)
Swiss Francs                     1,143,896      1,119,855       12/17/97       (24,041)
----------------------------------------------------------------------------------------
                                                                             $(374,054)
----------------------------------------------------------------------------------------



Forward Currency Contracts to Buy at September 30, 1997 (Unaudited)
(aggregate face value $18,983,739)
                                                                            Unrealized
                                      Aggregate Face      Delivery         Appreciation/
                     Market Value         Value             Date          (Depreciation)
----------------------------------------------------------------------------------------
Australian Dollars    $  276,992       $  286,237        12/17/97           $  (9,245)
Canadian Dollars         204,162          202,540        12/17/97               1,622
Deutschemarks          3,655,075        3,575,352        12/17/97              79,723
Indonesian Rupiah        830,184          914,015        02/23/98             (83,831)
Italian Lira           4,190,301        4,099,705        12/17/97              90,596
Japanese Yen           6,631,366        6,629,388        12/17/97               1,978
Philippines Peso         153,627          160,600         3/25/98              (6,973)
Polish Zolty             319,006          332,977          6/5/98             (13,971)
Spanish Peseta           866,854          848,780        12/17/97              18,074
Swedish Krona            966,541          945,566        12/17/97              20,975
Swiss Francs             629,656          613,424        12/17/97              16,232
Venezuelan Bolivar       376,937          375,155          6/5/98               1,782
----------------------------------------------------------------------------------------
                                                                             $116,962
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 1997 (Unaudited)

                                           Aggregate     Expiration         Unrealized
                      Total Value         Face Value       Date            Appreciation
----------------------------------------------------------------------------------------
DEC 97 10yr           $3,118,511           $3,112,595    Dec. 97              $5,916
(Short)
----------------------------------------------------------------------------------------



TBA Commitments Outstanding at September 30, 1997 (Unaudited)
(proceeds receivable $4,335,533)
                                   Principal          Settlement              Market
                                    Amount               Date                 Value
----------------------------------------------------------------------------------------
FHLMC 8 1/2s, October 1999       $  807,000            10/14/97            $  843,315
FNMA 7 1/2s, October 1999         3,522,380            10/14/97             3,522,380
----------------------------------------------------------------------------------------
                                                                           $4,365,695
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
Written Options Outstanding at September 30, 1997 (Unaudited)
(premium received $10,396)
Contract                                     Expiration Date/                    Market
Amount                                        Strike Price                       Value
----------------------------------------------------------------------------------------
$835,000  U.S. Dollars in exchange for
             Deutschemarks (call)            Nov. 97/1.73 DEM                     $6,847
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
September 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $126,343,082) (Note 1)            $130,903,975
---------------------------------------------------------------------------------------------------
Cash                                                                                      2,415,422
---------------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                                2,145,158
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      661,376
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            7,672,891
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                               5,916
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              250,858
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                             85,051
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   38,442
---------------------------------------------------------------------------------------------------
Total assets                                                                            144,179,089

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       205,711
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          9,927,733
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                   66,746
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                318,027
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   36,585
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                3,288
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3,751
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       95,713
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 507,950
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                               116,733
---------------------------------------------------------------------------------------------------
TBA sale commitments, at value (proceeds receivable $4,335,533)                           4,365,695
---------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $10,396) (Note 3)                    6,847
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       31,572
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        15,686,351
---------------------------------------------------------------------------------------------------
Net assets                                                                             $128,492,738

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $123,622,817
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 66,410
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                      512,429
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                         4,291,082
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding              $128,492,738

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($49,277,175 divided by 5,610,132 shares)                                                     $8.78
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.78)*                                        $9.22
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($70,936,522 divided by 8,076,009 shares)**                                                   $8.78
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($8,279,041 divided by 942,422 shares)                                                        $8.78
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.78)*                                        $9.07
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended September 30, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                               $  150,627
--------------------------------------------------------------------------------------------------
Interest                                                                                 4,759,771
--------------------------------------------------------------------------------------------------
Total investment income                                                                  4,910,398
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                           402,627
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             182,949
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           6,619
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             6,158
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       55,083
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      318,895
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       18,127
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               7,212
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      7,587
--------------------------------------------------------------------------------------------------
Registration fees                                                                            7,835
--------------------------------------------------------------------------------------------------
Auditing                                                                                    23,308
--------------------------------------------------------------------------------------------------
Legal                                                                                        9,962
--------------------------------------------------------------------------------------------------
Postage                                                                                      9,407
--------------------------------------------------------------------------------------------------
Other                                                                                        7,545
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (83,440)
--------------------------------------------------------------------------------------------------
Total expenses                                                                             979,874
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (55,877)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               923,997
--------------------------------------------------------------------------------------------------
Net investment income                                                                    3,986,401
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                            58,803
--------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                        38,320
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                               (101,386)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                      (158,614)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures, written options,
and TBA sale commitments during the period                                               6,182,918
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  6,020,041
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $10,006,442
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                        September 30          March 31
                                                                                                1997*             1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  3,986,401       $  4,407,634
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                                (4,263)           622,841
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                          6,024,304         (1,707,317)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     10,006,442          3,323,158
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                                               (1,611,601)        (1,689,156)
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                               (2,091,314)        (2,371,438)
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                 (255,377)          (253,993)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                                       --            (65,289)
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                                       --            (97,835)
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                       --             (9,432)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        20,413,299         93,866,742
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             26,461,449         92,702,757

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     102,031,289          9,328,532
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $66,410 and $38,301, respectively)                                           $128,492,738       $102,031,289
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended             Year    For the period
Per-share                                                                          Sept. 30            ended     Feb. 26, 1996+
operating performance                                                            (Unaudited)        March 31       to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                               .31              .63              .04 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .44             (.02)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .75              .61             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.31)            (.63)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.31)            (.65)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $8.78            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              9.19*            7.36            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $49,277          $39,178           $3,799
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                                                            .64*            1.25              .13*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                           3.68*            7.74              .50*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               116.37           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the period ended September 30, 1997, the year ended March 31, 1997, and the period February 26, 1996
    (commencement of operations) to March 31, 1996, respectively.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended             Year    For the period
Per-share                                                                          Sept. 30            ended     Feb. 26, 1996+
operating performance                                                            (Unaudited)        March 31       to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                               .28              .57              .03 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .44             (.03)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .72              .54             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.28)            (.56)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.28)            (.58)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $8.78            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              8.79*            6.56            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $70,937          $57,052           $5,048
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                                                           1.01*            2.00              .20*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                           3.32*            6.99              .44*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               116.37           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the period ended September 30, 1997, the year ended March 31, 1997, and the period February 26, 1996
    (commencement of operations) to March 31, 1996, respectively.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended             Year    For the period
Per-share                                                                          Sept. 30            ended     Feb. 26, 1996+
operating performance                                                            (Unaudited)        March 31       to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.34            $8.38            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                               .30              .61              .04 (c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .44             (.03)            (.13)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .74              .58             (.09)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.30)            (.60)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                           --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.30)            (.62)            (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $8.78            $8.34            $8.38
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              9.06*            7.09            (1.41)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $8,279           $5,802             $482
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(d)                                                            .76*            1.50              .14*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                           3.58*            7.48              .50*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                               116.37           169.27            18.98*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(d) Reflects an expense limitaton in effect during the period (Note 2).  As a result of such limitation, expenses of the fund reflect a reduction of approximately $0.01, $0.01, and $0.02 per share class for the period ended September 30, 1997, the year ended March 31, 1997, and the period February 26, 1996
    (commencement of operations) to March 31, 1996, respectively.



Notes to financial statements
September 30, 1997

Note 1
Significant accounting policies

Putnam Diversified Income Trust II (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The fund seeks high current income consistent with the preservation of capital by investing its assets in debt securities of domestic or foreign issuers, including government and corporate obligations. The fund may also invest in preferred stocks, common stocks, and other equity securities, as well as in cash or money market instruments.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discounts, stepped-coupon bonds, and payment in kind bonds are accreted according to the yield-to-maturity method. Any premium resulting from the purchase of a step-coupon is amortized on a yield-to-maturity basis.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

J) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement included restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended September 30, 1997, the fund had no borrowings against the line of credit.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

L) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

M) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $46,575. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, and 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through March 31, 1998, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1997, fund expenses were reduced by $55,877 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $628 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $28,551 and $1,143 from the sale of class A and class M shares, respectively and $62,837 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $618 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended September 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $125,022,485 and $106,647,995, respectively. Purchases and sales of U.S. government obligations aggregated $28,581,382 and $21,231,356, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                                   Contract        Premiums
                                    Amounts         Received
------------------------------------------------------------
Written options
outstanding at
beginning of period                     $--              $--
------------------------------------------------------------
Options opened                      835,000           10,396
------------------------------------------------------------
Options expired                          --               --
------------------------------------------------------------
Options closed                           --               --
------------------------------------------------------------
Written options
outstanding at
end of period                       835,000          $10,396
------------------------------------------------------------

Note 4
Capital shares

At September 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,750,873      $14,894,891
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       136,029        1,166,081
------------------------------------------------------------
                                  1,886,902       16,060,972

Shares
repurchased                        (972,624)      (8,272,139)
------------------------------------------------------------
Net increase                        914,278       $7,788,833
------------------------------------------------------------

                                            Year ended
                                         March 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,212,882      $44,031,671
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       150,568        1,278,981
------------------------------------------------------------
                                  5,363,450       45,310,652

Shares
repurchased                      (1,120,900)      (9,487,014)
------------------------------------------------------------
Net increase                      4,242,550      $35,823,638
------------------------------------------------------------

                                        Six months ended
                                       September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,334,832      $19,928,691
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       169,348        1,451,376
------------------------------------------------------------
                                  2,504,180       21,380,067

Shares
repurchased                      (1,271,056)     (10,841,045)
------------------------------------------------------------
Net increase                      1,233,124      $10,539,022
------------------------------------------------------------

                                            Year ended
                                          March 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       7,538,742      $63,653,797
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       210,529        1,788,543
------------------------------------------------------------
                                  7,749,271       65,442,340

Shares
repurchased                      (1,508,622)     (12,784,744)
------------------------------------------------------------
Net increase                      6,240,649      $52,657,596
------------------------------------------------------------

                                         Six months ended
                                        September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         399,680       $3,386,027
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        22,125          189,683
------------------------------------------------------------
                                    421,805        3,575,710

Shares
repurchased                        (175,057)      (1,490,266)
------------------------------------------------------------
Net increase                        246,748       $2,085,444
------------------------------------------------------------

                                            Year ended
                                         March 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         776,371       $6,554,558
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        23,144          196,556
------------------------------------------------------------
                                    799,515        6,751,114

Shares
repurchased                        (161,416)      (1,365,606)
------------------------------------------------------------
Net increase                        638,099       $5,385,508
------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Kenneth J. Taubes
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

Michael Martino
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Gail A. Attridge
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Diversified Income Trust II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA029 36850-896/2BQ/2BR   11/97